iShares®

iShares Trust

iShares, Inc.

Supplement dated August 22, 2018 (the “Supplement”)

to the Statements of Additional Information (“SAIs”) for the

iShares Currency Hedged International High Yield Bond ETF (HHYX),

iShares Currency Hedged MSCI ACWI ETF (HACW),

iShares Currency Hedged MSCI Europe Small-Cap ETF (HEUS),

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF (HEFV),

iShares Edge MSCI Min Vol EM Currency Hedged ETF (HEMV),

iShares Edge MSCI Min Vol Europe Currency Hedged ETF (HEUV),

iShares Edge MSCI Min Vol Global Currency Hedged ETF (HACV),

iShares Edge MSCI Multifactor Consumer Discretionary ETF (CNDF),

iShares Edge MSCI Multifactor Consumer Staples ETF (CNSF),

iShares Edge MSCI Multifactor Energy ETF (ERGF),

iShares Edge MSCI Multifactor Financials ETF (FNCF),

iShares Edge MSCI Multifactor Healthcare ETF (HCRF),

iShares Edge MSCI Multifactor Industrials ETF (INDF),

iShares Edge MSCI Multifactor Materials ETF (MATF),

iShares Edge MSCI Multifactor Technology ETF (TCHF) and

iShares Edge MSCI Multifactor Utilities ETF (UTLF)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for each Fund.

The Funds have liquidated effective August 22, 2018. All references to the Funds in the SAIs are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.	IS-A-FC-0818

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FOR FUTURE REFERENCE